Average Annual Total Returns - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 30, 2024
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.47%
Since Inception	2.46%	[1]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.12%
Since Inception	1.45%	[1]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.05%
Since Inception	1.45%	[1]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.50%
Since Inception	2.48%	[2]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.19%
Since Inception	2.48%	[3]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.27%
Since Inception	3.56%	[4]
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.32%
Since Inception	3.61%	[5]
IXXXY
Average Annual Return:
Past 1 year	4.59%
Since Inception	2.90%
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)

[1]	A From April 13, 2022 .
[2]	B From April 13, 2022 .
[3]	C From April 13, 2022 .
[4]	D From April 13, 2022 .
[5]	E From April 13, 2022 .